Note 1 - Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2016			2015			2014
Expected volatility	59%	-	75%	61%	-	64%	61%	-	67%
Weighted-average volatility		60%			62%			65%
Expected dividends		—			—			—
Expected term (in years)	5.0	-	6.0	5.1	-	6.3	5.3	-	7.4
Risk-free rate	1.2%	-	1.8%	1.5%	-	1.9%	1.6%	-	2.0%